CORPORATE INCOME TAX - Major components of tax expense (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)	Dec. 31, 2023 VND (₫)
Income taxes
Current income tax expense/(income)	₫ (850)	$ (33,836)	₫ 56,926	₫ 111,427
Deferred income tax expense/(income)	358,139	14,256,558	(86,621)	(34,502)
Estimated income tax expense	₫ 357,289	$ 14,222,722	₫ (29,695)	₫ 76,925	[1]

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control